Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	AENZA S.A.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,371,964,891
Amendment Flag	false
Entity Central Index Key	0001572621
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35991
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	Av. Petit Thouars 4957
Entity Address, City or Town	Miraflores
Entity Address, Postal Zip Code	34
Entity Address, Country	PE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	2282
Auditor Name	Emmerich, Cordova y Asociados S. Civil de R.L.
Auditor Location	Lima, Peru
Business Contact
Document Information Line Items
Entity Address, Address Line One	Av. Petit Thouars 4957
Entity Address, City or Town	Miraflores
Entity Address, Postal Zip Code	34
Entity Address, Country	PE
Contact Personnel Name	Zoila Horna Zegarra
Local Phone Number	51-1-213-0300
City Area Code	011
Contact Personnel Email Address	relacion.inversionistas@aenza.com.pe
Common Shares, par value s/1.00 per share
Document Information Line Items
Trading Symbol	AENZAC1
Title of 12(b) Security	Common Shares, par value s/1.00 per share
Security Exchange Name	NONE
American Depositary Shares
Document Information Line Items
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true